Stock-Based Compensation (Schedule Of Changes In Shares Subject To Option) (Details) (Stock Options [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average exercise price per share, Beginning of year	$ 47.03
Average exercise price per share, Options Granted	$ 65.07
Average exercise price per share, Options Exercised	$ 41.29
Average exercise price per share, Options canceled	$ 59.09
Average exercise price per share, End of year	$ 54.19
Average exercise price per share, Exercisable at year end	$ 48.51
Shares, Beginning of year	11,674
Shares, Options granted	4,931
Shares, Options exercised	(2,420)
Shares, Options Canceled	(277)
Shares, End of year	13,908
Shares, Exercisable at year end	8,407
Total intrinsic value of awards, End of year	$ 130
Total intrinsic value of awards, Exercisable at year end	$ 120
Average remaining life, End of year	6 years 5 months
Average remaining life, Exercisable at year end	4 years 8 months